Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets
Cash and due from banks, including restricted balances of $178.1 and $497.6 at December 31, 2013 and 2012(1),respectively	$ 680.1	[1]	$ 347.9	[1]
Interest bearing deposits, including restricted balances of $880.0 and $687.5 at December 31, 2013 and 2012(1),respectively	5,364.6	[1]	6,361.7	[1]
Investment securities	2,630.7		1,065.5
Trading assets at fair value - derivatives	37.4		8.4
Assets held for sale	1,003.4	[1]	644.8	[1]
Loans (see Note 8 for amounts pledged)	18,629.2		17,153.1	[2]
Allowance for loan losses	(356.1)		(379.3)	[2]
Total loans, net of allowance for loan losses	18,273.1	[1]	16,773.8	[1]
Operating lease equipment, net (see Note 8 for amounts pledged)	13,035.4	[1]	12,411.7	[1]
Unsecured counterparty receivable	301.6		328.9
Goodwill	334.6		345.9
Intangible assets, net	20.3		31.9
Other assets, including $12.9 and $1.9 at December 31, 2013 and 2012, respectively, at fair value	1,636.4		1,488.9
Assets of discontinued operation	3,821.4		4,202.6
Total Assets	47,139.0	[3]	44,012.0	[3]
Liabilities
Deposits	12,526.5		9,684.5
Trading liabilities at fair value - derivatives	86.9		81.9
Credit balances of factoring clients	1,336.1		1,256.5
Other liabilities	2,577.4	[4]	2,669.9	[4]
Long-term borrowings, including $2,639.1 and $1,425.9 contractually due within twelve months at December 31, 2013 and December 31, 2012, respectively	18,484.5		18,330.9
Liabilities of discontinued operation	3,277.6		3,648.8
Total Liabilities	38,289.0		35,672.5
Stockholders' Equity
Common stock: $0.01 par value, 600,000,000 authorized Issued: 202,182,395 and 201,283,063 at December 31, 2013 and December 31, 2012 Outstanding: 197,403,751 and 200,868,802 at December 31, 2013 and December 31, 2012	2.0		2.0
Paid-in capital	8,555.4		8,501.8
Retained earnings / (Accumulated deficit)	581.0		(74.6)
Accumulated other comprehensive loss	(73.6)		(77.7)
Treasury stock: 4,778,644 and 414,261 shares at December 31, 2013 and December 31, 2012 at cost	(226.0)		(16.7)
Total Common Stockholders' Equity	8,838.8		8,334.8
Noncontrolling minority interests	11.2		4.7
Total Equity	8,850.0		8,339.5
Total Liabilities and Equity	47,139.0		44,012.0
Variable Interest Entities [Member]
Assets
Interest bearing deposits, including restricted balances of $880.0 and $687.5 at December 31, 2013 and 2012(1),respectively	516.4		657.3
Assets held for sale	96.7		8.7
Total loans, net of allowance for loan losses	3,109.7		3,456.9
Operating lease equipment, net (see Note 8 for amounts pledged)	4,569.9		4,508.8
Other assets, including $12.9 and $1.9 at December 31, 2013 and 2012, respectively, at fair value	11.9
Assets of discontinued operation	3,438.2		3,772.8
Total Assets	11,742.8		12,404.5
Liabilities
Liabilities of discontinued operation	3,265.6		3,630.9
Beneficial interests issued by consolidated VIEs (classified as long-term borrowings)	5,156.4		5,610.4
Total Liabilities	$ 8,422.0		$ 9,241.3

[1]	The following table presents information on assets and liabilities related to Variable Interest Entities (VIEs) that are consolidated by the Company. The difference between VIE total assets and total liabilities represents the Company’s interest in those entities, which were eliminated in consolidation. The assets of the consolidated VIEs will be used to settle the liabilities of those entities and, except for the Company’s interest in the VIEs, are not available to the creditors of CIT or any affiliates of CIT.
[2]	Represents loans considered impaired in FSA and are accounted for under the guidance in ASC 310-30 (Loans and Debt Securities Acquired with Deteriorated Credit Quality).
[3]	Includes Assets of discontinued operation of $3,821.4 million at December 31, 2013, $4,202.6 million at December 31, 2012, and $7,021.9 million at December 31, 2011. The Assets of discontinued operation are in the U.S.
[4]	Other liabilities consist of other taxes, property tax reserves and other miscellaneous liabilities.